Operating Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Operating Segments [Abstract]
Operating segments

23 Operating segments

The Group’s Management has defined operating segments based on the reports that are used to make strategic decisions, analyzed by the Chief Operating Decision Maker (CODM) — our Chief Executive Officer (CEO), there are seven reportable segments: Brazil, Seara, Beef North America, Pork USA, Pilgrim’s Pride, Australia and Others. The segment performance is evaluated by the CODM, based on Adjusted EBITDA.

Adjusted EBITDA consists of all the items of profit and loss that compose the Group’s profit before taxes, applying the same accounting policies as described in these unaudited condensed financial statements, except for the following adjustments as further described below: exclusion of share of profit of equity-accounted investees, net of; exclusion of net finance expense; exclusion of depreciation and amortization expenses; exclusion of expenses with antitrust agreements described in note 19; exclusion of donations and social programs expenses; exclusion of impairment of assets; exclusion of restructuring; exclusion of Rio Grande do Sul claim; exclusion of fiscal payments — special program; and exclusion of certain other operating income (expense), net.

Brazil:    this segment includes all the operating activities from the Group, mainly represented by slaughter facilities, cold storage and meat processing, fat, feed and production of beef by-products such as leather, collagen and other products produced in Brazil. Revenues are generated from the sale of products predominantly to restaurant chains, food processing companies, distributors, supermarket chains, wholesale supermarket and other significant food chains.

Seara:    this segment includes all the operating activities of Seara and its subsidiaries, mainly represented by chicken and pork processing, production and commercialization of food products and value-added products. Revenues are generated from the sale of products predominantly to restaurant chains, food processing companies, distributors, supermarket chains, wholesale supermarket and other significant food chains.

Beef North America:    this segment includes JBS USA beef processing operations in North America and the plant-based businesses in Europe. Beef also sells by-products to the variety meat, feed processing, fertilizer, automotive and pet food industries and also produces value-added meat products including toppings for pizzas. Finally, Sampco LLC imports processed meats and other foods such as canned fish, fruits and vegetables to the US and Vivera produces and sells plant-based protein products in Europe.

Pork USA:    this segment includes JBS USA’s pork operations, including Swift Prepared Foods. Revenues are generated from the sale of products predominantly to retailers of fresh pork including trimmed cuts such as loins, roasts, chops, butts, picnics and ribs. Other pork products, including hams, bellies and trimmings, are sold predominantly to further processors who, in turn, manufacture bacon, sausage, and deli and luncheon meats. In addition, revenues are generated from the sale of case ready products, including the recently acquired TriOak business. As a complement to our pork processing business, we also conduct business through our hog production operations, including four hog farms and five feed mills, from which, JBS Lux will source live hogs for its pork processing operations.

Pilgrim’s Pride:    this segment includes PPC’s operations, including Moy Park, Tulip and Pilgrim’s Consumer Foods as well, mainly represented by chicken processing, production and commercialization of food products and prepared foods in the United States of America, Mexico, United Kingdom and France. The fresh chicken products consist of refrigerated (non-frozen) whole or cut-up chicken, either pre-marinated or non-marinated, and pre-packaged chicken in various combinations of freshly refrigerated, whole chickens and chicken parts. The prepared chicken products include portion-controlled breast fillets, tenderloins and strips, delicatessen products, salads, formed nuggets and patties and bone-in chicken parts. These products are sold either refrigerated or frozen and may be fully cooked, partially cooked or raw. In addition, these products are breaded or non-breaded and either pre-marinated or non-marinated. The segment also generates revenue from the sale of prepared pork products through PPL, a subsidiary acquired by PPC in October 2019. The segment includes PPC’s PFM subsidiary, acquired in September 2021, and generates revenues from branded and private label meats, meat snacks, food-to-go products, and ethnic chilled and frozen ready meals.

Australia:    Our Australia segment includes our fresh, frozen, value-added and branded beef, lamb, pork and fish products in Australia and New Zealand. The majority of our beef revenues from our operations in Australia are generated from the sale of fresh beef products (including fresh and frozen chuck cuts, rib cuts, loin cuts, round cuts, thin meats, ground beef, offal and other products). We also sell value-added and branded beef products (including frozen cooked and pre-cooked beef, corned cooked beef, beef cubes and consumer-ready products, such as hamburgers and sausages). We also operate lamb, pork, and fish, processing facilities in Australia and New Zealand, including the recently acquired Huon and Rivalea businesses. JBS Australia also generates revenues through their cattle hoteling business. We sell these products in the countries where we operate our facilities, which we classify as domestic sales, and elsewhere, which we classify as export sales.

Others:    includes certain operations not directly attributable to the primary segments, such as corporate expenses, international leather operations and other operations in Europe.

There are no revenues arising out of transactions with any single customer that represents 5% or more of the total revenues.

The Group manages its loans and financing and income taxes at the corporate level and not by segment.

The information by operational segment are as follows:

	Six-month period ended June 30, 2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination(*)	Total
Net revenue	5,853,896	4,305,590	11,573,513	4,072,239	8,913,876	3,098,047	260,520	38,077,681	(794,802)	37,282,879
Adjusted EBITDA(1)	356,195	627,749	19,184	553,553	1,283,399	349,728	3,693	3,193,501	(1,324)	3,192,177
	Six-month period ended June 30, 2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination(*)	Total
Net revenue	5,173,221	4,070,854	11,076,939	3,585,022	8,466,919	2,903,667	501,497	35,778,119	(1,038,807)	34,739,312
Adjusted EBITDA(1)	193,550	113,093	109,849	122,624	644,047	140,084	(3,016)	1,320,231	(1,188)	1,319,043
	Three-month period ended June 30, 2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination(*)	Total
Net revenue	2,980,000	2,222,493	5,992,414	2,161,888	4,555,765	1,651,683	96,065	19,660,308	(376,141)	19,284,167
Adjusted EBITDA(1)	226,310	387,091	28,996	240,257	782,752	225,760	3,679	1,894,845	(645)	1,894,200
	Three-month period ended June 30, 2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination(*)	Total
Net revenue	2,824,711	2,082,339	5,810,550	1,776,872	4,304,794	1,508,962	256,938	18,565,166	(513,098)	18,052,068
Adjusted EBITDA(1)	136,458	84,803	87,549	78,024	375,347	143,484	(2,282)	903,383	(609)	902,774

(*)      Includes intercompany and intersegment transactions.

(1)    The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows below:

	Six-month period ended June 30,		Three-month period ended June 30,
	2024	2023	2024	2023
Profit (loss) before taxes	904,618	(439,546)	536,969	(25,870)
Share of profit of equity-accounted investees, net of tax	4,128	(5,807)	(2,404)	(3,031)
Net finance expense	948,363	636,027	599,618	336,852
Depreciation and amortization	1,090,778	1,035,865	546,272	536,727
Antitrust agreements(1)	80,277	31,700	75,585	18,000
Donations and social programs(2)	14,580	7,386	4,785	4,655
Impairment of assets	—	21,745	—	918
Restructuring(3)	52,156	43,757	37,199	32,854
Rio Grande do Sul claim(4)	6,221	—	6,221	—
Fiscal payments – Special Program(5)	81,766	—	81,766	—
Other operating income (expense), net(6)	9,290	(12,084)	8,189	1,669
Elimination	1,324	1,188	645	609
Total Adjusted EBITDA for reportable segments	3,193,501	1,320,231	1,894,845	903,383

(1)     Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 18 — Provisions for legal proceedings.

(2)     Refers to the donations, as described in Note 24 — Expenses by nature.

(3)      Refers to multiple restructuring initiatives, primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.

(4)      Refers to the claim resulting from flooding that occurred in Rio Grande do Sul.

(5)     Refers to the special program for payment of tax processes with exemption from fines and reduction of interest.

(6)     Refers to several adjustments basically in JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, marketing of social programs, insurance recovery, among others.

Below is net revenue and total assets based on geography, presented for supplemental information.

	Six-month period ended June 30, 2024
	North and Central America(2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination(1)	Total
Net revenue	21,983,600	10,289,621	2,821,643	2,981,113	176,250	38,252,227	(969,348)	37,282,879
Total assets	17,550,611	15,737,081	3,951,588	5,290,879	276,458	42,806,617	(3,308,904)	39,497,713
	Six-month period ended June 30, 2023
	North and Central America(2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination(1)	Total
Net revenue	20,642,749	8,606,199	2,680,821	2,943,085	110,398	34,983,252	(243,940)	34,739,312
Total assets	29,049,438	18,188,982	3,625,247	5,310,471	1,569,431	57,743,569	(16,586,762)	41,156,807
	Three-month period ended June 30, 2024
	North and Central America(2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination(1)	Total
Net revenue	11,415,110	5,266,931	1,504,948	1,518,072	95,241	19,800,302	(516,135)	19,284,167
	Three-month period ended June 30, 2023
	North and Central America(2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination(1)	Total
Net revenue	10,775,276	4,610,688	1,286,116	1,513,273	49,604	18,234,957	(182,889)	18,052,068

(1)      Includes intercompany and intersegment transactions.

(2)      Including the holdings located in Europe that are part of the North American operation.

25 Operating segments

The Group’s Management has defined operating segments based on the reports that are used to make strategic decisions, analyzed by the Chief Operating Decision Maker (CODM) — our Chief Executive Officer (CEO), there are seven reportable segments: Brazil, Seara, Beef North America, Pork USA, Pilgrim’s Pride, Australia and Others. The segment performance is evaluated by the CODM, based on Adjusted EBITDA.

Adjusted EBITDA consists of all the items of profit and loss that compose the Group’s profit before taxes, applying the same accounting policies as described in these consolidated financial statements, except for the following adjustments as further described below: exclusion of share of profit of equity accounted investees, net of tax; exclusion of financial income and financial expenses, exclusion of depreciation and amortization expenses; exclusion of expenses with antitrust agreements described in note 19; exclusion of donations and social programs expenses; exclusion of impairment of assets; exclusion of restructuring and exclusion of certain other operating income (expense), net.; and exclusion J&F Leniency expenses refund.

Brazil:    this segment includes all the operating activities of the Group, mainly represented by slaughter facilities, cold storage and meat processing, fat, feed and production of beef by-products such as leather, collagen and other products produced in Brazil. Revenues are generated from the sale of products predominantly to restaurant chains, food processing companies, distributors, supermarket chains, wholesale supermarket and other significant food chains.

Seara:    this segment includes all the operating activities of Seara and its subsidiaries, mainly represented by chicken and pork processing, production and commercialization of food products and value-added products. Revenues are generated from the sale of products predominantly to restaurant chains, food processing companies, distributors, supermarket chains, wholesale supermarket and other significant food chains.

Beef North America:    this segment includes JBS USA’s beef processing operations in North America and the plant-based businesses in Europe. Beef also sells by-products to the variety meat, feed processing, fertilizer, automotive and pet food industries and also produces value-added meat products including toppings for pizzas. Finally, Sampco LLC imports processed meats and other foods such as canned fish, fruits and vegetables to the US and Vivera produces and sells plant-based protein products in Europe.

Pork USA:    this segment includes JBS USA’s pork operations, including Swift Prepared Foods. Revenues are generated from the sale of products predominantly to retailers of fresh pork including trimmed cuts such as loins, roasts, chops, butts, picnics and ribs. Other pork products, including hams, bellies and trimmings, are sold predominantly to further processors who, in turn, manufacture bacon, sausage, and deli and luncheon meats. In addition, revenues are generated from the sale of case ready products, including the recently acquired TriOak business. As a complement to our pork processing business, we also conduct business through our hog production operations, including four hog farms and five feed mills, from which, JBS Lux will source live hogs for its pork processing operations.

Pilgrim’s Pride:    this segment includes PPC’s operations, including Moy Park, Tulip and Pilgrim’s Consumer Foods as well, mainly represented by chicken processing, production and commercialization of food products and prepared foods in the United States of America, Mexico, United Kingdom and France. The fresh chicken products consist of refrigerated (non-frozen) whole or cut-up chicken, either pre-marinated or non-marinated, and pre-packaged chicken in various combinations of freshly refrigerated, whole chickens and chicken parts. The prepared chicken products include portion-controlled breast fillets, tenderloins and strips, delicatessen products, salads, formed nuggets and patties and bone-in chicken parts. These products are sold either refrigerated or frozen and may be fully cooked, partially cooked or raw. In addition, these products are breaded or non-breaded and either pre-marinated or non-marinated. The segment also generates revenue from the sale of prepared pork products through PPL, a subsidiary acquired by PPC in October 2019. The segment includes PPC’s PFM subsidiary, acquired in September 2021, and generates revenues from branded and private label meats, meat snacks, food-to-go products, and ethnic chilled and frozen ready meals.

Australia:    This segment includes our fresh, frozen, value-added and branded beef, lamb, pork and fish products in Australia and New Zealand. The majority of our beef revenues from our operations in Australia are generated from the sale of fresh beef products (including fresh and frozen chuck cuts, rib cuts, loin cuts, round cuts, thin meats, ground beef, offal and other products). This segment also sells value-added and branded beef products (including frozen cooked and pre-cooked beef, corned cooked beef, beef cubes and consumer-ready products, such as hamburgers and sausages). This segment also operates lamb, pork, and fish, processing facilities in Australia and New Zealand including Huon and Rivalea businesses. JBS Australia also generates revenues through their cattle hoteling business. We sell these products in the countries where we operate our facilities, which we classify as domestic sales, and elsewhere, which we classify as export sales.

Others:    Includes certain operations not directly attributable to the primary segments, such as corporate expenses, international leather operations and other operations in Europe.

There are no revenues arising out of transactions with any single customer that represents 5% or more of the total revenues.

The Group manages its loans and financing and income taxes at the corporate level and not by segment.

The information by operating segment are as follows:

	2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination(*)	Total
Net revenue	11,141,171	8,272,546	23,303,052	7,713,828	17,347,956	6,209,012	893,459	74,881,024	(1,962,901)	72,918,123
Adjusted EBITDA(1)	469,250	364,494	114,236	526,949	1,536,039	454,707	(5,207)	3,460,468	(2,583)	3,457,885
	2022
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination(*)	Total
Net revenue	11,414,350	8,324,233	22,069,092	8,153,051	17,455,092	6,323,297	842,036	74,581,151	(1,967,241)	72,613,910
Adjusted EBITDA(1)	468,933	896,744	2,081,676	756,284	2,084,557	443,880	(7,887)	6,724,187	(2,182)	6,722,005
	2021
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination(*)	Total
Net revenue	9,989,966	6,773,847	21,443,400	7,626,244	14,765,111	5,344,942	712,984	66,656,494	(1,613,788)	65,042,706
Adjusted EBITDA(1)	431,868	714,668	4,511,948	786,007	1,691,656	327,573	24,729	8,488,449	(2,033)	8,486,416

(*)      Includes intercompany and intersegment transactions.

(1)    The Adjusted EBITDA is reconciled with the consolidated Profit (loss) before taxes, as follows below:

	2023	2022	2021
Profit (loss) before taxes	(259,728)	3,553,493	5,062,768
Share of profit of equity account investees	(9,537)	(11,800)	(17,178)
Net finance expense	1,353,405	1,241,698	938,479
Depreciation and amortization	2,149,066	1,907,923	1,673,216
Antitrust agreements(1)	102,500	101,447	792,700
Donations and social programs(2)	18,166	23,942	27,311
J&F Leniency expenses refund(3)	—	(93,786)	—
Impairment of assets(4)	26,268	17,396	—
Restructuring(5)	53,275	—	—
Other operating income (expense), net(6)	24,470	(18,308)	9,120
Elimination	2,583	2,182	2,033
Total Adjusted EBITDA for operating segments	3,460,468	6,724,187	8,488,449

(1)      Refers to the Agreements entered by JBS USA and its subsidiaries as described in Note 19 — Provisions for legal proceedings.

(2)      Refers to the donations, as described in Note 26 — Expenses by nature.

(3)      Refers to the amount that J&F agreed to pay to JBS in connection with the settlement agreement between the parties to Arbitration Proceeding No. 186/21, net of PIS/COFINS social contribution tax.

(4)      Refers to the impairment of assets related to Planterra’s plant closure during the year ended at 2023.

(5)      Refers to multiple restructuring initiatives, primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are registered as Other expenses, as well as other non-significant restructuring projects that are registered as General and administrative expenses.

(6)      Refers to various adjustments, mainly abroad, such as expenses related to acquisitions, insurance indemnities, among others.

Below is net revenue and total assets based on geography, presented for supplemental information.

	2023
	North and Central America(2)	South America	Australia	Europe	Others	Total	Intercompany elimination(1)	Total
Net revenue	43,121,198	18,160,466	5,771,385	5,979,750	264,904	73,297,703	(379,579)	72,918,124
Total assets	17,525,543	17,674,813	5,771,385	5,896,287	2,088,347	48,956,375	(6,378,541)	42,577,834
	2022
	North and Central America(2)	South America	Australia	Europe	Others	Total	Intercompany elimination(1)	Total
Net revenue	42,934,979	19,022,041	6,373,122	5,588,847	189,715	74,108,704	(1,494,794)	72,613,910
Total assets	28,967,943	16,883,845	3,611,682	5,036,017	2,158,279	56,657,766	(16,772,255)	39,885,511
	2021
	North and Central America(2)	South America	Australia	Europe	Others	Total	Intercompany elimination(1)	Total
Net revenue	43,834,755	16,763,813	5,344,942	597,098	115,886	66,656,494	(1,613,788)	65,042,706
Total assets	23,641,965	15,778,101	3,520,751	5,042,651	2,082,577	50,066,045	(12,927,637)	37,138,408

(1)      Includes intercompany and intersegment transactions.

(2)      Including the holdings located in Europe that are part of the North American operation.